Operating Segments (Details) - Schedule of operating segment performance - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Segments (Details) - Schedule of operating segment performance [Line Items]
Revenue	S/ 4,405,124	S/ 4,141,398	S/ 3,185,553
Gross profit (loss)	447,631	413,115	277,382
Administrative expenses	(162,598)	(179,613)	(134,013)
Other income and expenses, net	(290,614)	(4,477)	(181,182)
Operating profit (loss)	(5,581)	229,025	(37,813)
Financial expenses	(156,474)	(196,415)	(141,803)
Financial income	15,454	2,646	6,582
(Loss) gain on present value of financial asset or financial liability	(86,014)	(63,032)	28,182
Share of profit or loss in associates and joint ventures	1,907	(861)	770
(Loss) profit before income tax	(230,708)	(28,637)	(144,082)
Income tax	(131,346)	(46,405)	(54,172)
(Loss) profit from continuing operations	(362,054)	(75,042)	(198,254)
Loss from discontinuing operations		(26,774)	(16,924)
(Loss) profit for the year	(362,054)	(101,816)	(215,178)
(Loss) profit from attributable to:
Owners of the Company	(451,151)	(141,770)	(241,397)
Non-controlling interest	89,097	39,954	26,219
Loss for the period	(362,054)	(101,816)	(215,178)
Engineering and construction [Member]
Operating Segments (Details) - Schedule of operating segment performance [Line Items]
Revenue	2,679,198	2,753,987	2,131,740
Gross profit (loss)	(23,293)	139,035	83,124
Administrative expenses	(126,844)	(125,094)	(102,985)
Other income and expenses, net	79,114	40,301	(43,573)
Operating profit (loss)	(71,023)	54,242	(63,434)
Financial expenses	(70,040)	(118,725)	(53,605)
Financial income	2,010	1,278	4,239
(Loss) gain on present value of financial asset or financial liability	(6,196)	(2,395)	3,985
Share of profit or loss in associates and joint ventures	13,511	(1,794)
(Loss) profit before income tax	(131,738)	(67,394)	(108,815)
Income tax	(15,755)	(14,140)	4,422
(Loss) profit from continuing operations	(147,493)	(81,534)	(104,393)
Loss from discontinuing operations
(Loss) profit for the year	(147,493)	(81,534)	(104,393)
(Loss) profit from attributable to:
Owners of the Company	(145,695)	(82,160)	(100,107)
Non-controlling interest	(1,798)	626	(4,286)
Loss for the period	(147,493)	(81,534)	(104,393)
Energy [Member]
Operating Segments (Details) - Schedule of operating segment performance [Line Items]
Revenue	633,792	541,859	369,798
Gross profit (loss)	118,934	110,078	53,251
Administrative expenses	(13,942)	(14,575)	(16,119)
Other income and expenses, net	639	(4,400)	(4,185)
Operating profit (loss)	105,631	91,103	32,947
Financial expenses	(17,704)	(13,436)	(15,745)
Financial income	1,692	298	1,014
(Loss) gain on present value of financial asset or financial liability	2,078	(533)	(555)
Share of profit or loss in associates and joint ventures	3,098	2,833	2,391
(Loss) profit before income tax	94,795	80,265	20,052
Income tax	(30,905)	(22,469)	(7,500)
(Loss) profit from continuing operations	63,890	57,796	12,552
Loss from discontinuing operations
(Loss) profit for the year	63,890	57,796	12,552
(Loss) profit from attributable to:
Owners of the Company	56,800	51,294	9,176
Non-controlling interest	7,090	6,502	3,376
Loss for the period	63,890	57,796	12,552
Infrastructure Toll roads [Member]
Operating Segments (Details) - Schedule of operating segment performance [Line Items]
Revenue	614,525	515,382	466,824
Gross profit (loss)	105,400	81,964	40,858
Administrative expenses	(12,861)	(14,460)	(16,584)
Other income and expenses, net	25,291	(3,683)	(79,576)
Operating profit (loss)	117,830	63,821	(55,302)
Financial expenses	(26,655)	(27,568)	(30,194)
Financial income	2,119	2,544	4,326
(Loss) gain on present value of financial asset or financial liability	(267)	(1,874)	(2,182)
Share of profit or loss in associates and joint ventures
(Loss) profit before income tax	93,027	36,923	(83,352)
Income tax	(19,587)	(10,012)	(13,477)
(Loss) profit from continuing operations	73,440	26,911	(96,829)
Loss from discontinuing operations
(Loss) profit for the year	73,440	26,911	(96,829)
(Loss) profit from attributable to:
Owners of the Company	59,262	15,946	(88,865)
Non-controlling interest	14,178	10,965	(7,964)
Loss for the period	73,440	26,911	(96,829)
Infrastructure Transportation [Member]
Operating Segments (Details) - Schedule of operating segment performance [Line Items]
Revenue	388,811	348,915	345,258
Gross profit (loss)	119,729	81,993	107,918
Administrative expenses	(10,806)	(14,267)	(12,738)
Other income and expenses, net	(3,042)	1,537	72
Operating profit (loss)	105,881	69,263	95,252
Financial expenses	(7,235)	(8,298)	(9,316)
Financial income	2,440	520	1,586
(Loss) gain on present value of financial asset or financial liability
Share of profit or loss in associates and joint ventures
(Loss) profit before income tax	101,086	61,485	87,522
Income tax	(31,836)	(19,382)	(26,681)
(Loss) profit from continuing operations	69,250	42,103	60,841
Loss from discontinuing operations
(Loss) profit for the year	69,250	42,103	60,841
(Loss) profit from attributable to:
Owners of the Company	51,937	31,577	45,631
Non-controlling interest	17,313	10,526	15,210
Loss for the period	69,250	42,103	60,841
Infrastructure Water treatment [Member]
Operating Segments (Details) - Schedule of operating segment performance [Line Items]
Revenue	4,412	3,650	3,359
Gross profit (loss)	4,644	1,322	366
Administrative expenses	(947)	(449)	(289)
Other income and expenses, net		4	42
Operating profit (loss)	3,697	877	119
Financial expenses	(1,691)	(124)	(275)
Financial income	223	510	897
(Loss) gain on present value of financial asset or financial liability
Share of profit or loss in associates and joint ventures
(Loss) profit before income tax	2,229	1,263	741
Income tax	(746)	(500)	(277)
(Loss) profit from continuing operations	1,483	763	464
Loss from discontinuing operations
(Loss) profit for the year	1,483	763	464
(Loss) profit from attributable to:
Owners of the Company	1,483	763	464
Non-controlling interest
Loss for the period	1,483	763	464
Real estate [Member]
Operating Segments (Details) - Schedule of operating segment performance [Line Items]
Revenue	367,276	239,391	182,439
Gross profit (loss)	151,797	42,025	40,345
Administrative expenses	(15,932)	(14,911)	(16,462)
Other income and expenses, net	(5,014)	1,337	1,962
Operating profit (loss)	130,851	28,451	25,845
Financial expenses	(9,407)	(11,927)	(12,625)
Financial income	1,086	470	2,900
(Loss) gain on present value of financial asset or financial liability	2,616	1,779	1,662
Share of profit or loss in associates and joint ventures	626	831	34
(Loss) profit before income tax	125,772	19,604	17,816
Income tax	(42,885)	(6,644)	(2,854)
(Loss) profit from continuing operations	82,887	12,960	14,962
Loss from discontinuing operations
(Loss) profit for the year	82,887	12,960	14,962
(Loss) profit from attributable to:
Owners of the Company	31,094	794	1,391
Non-controlling interest	51,793	12,166	13,571
Loss for the period	82,887	12,960	14,962
Parent Company operations [Member]
Operating Segments (Details) - Schedule of operating segment performance [Line Items]
Revenue	68,091	67,202	71,197
Gross profit (loss)	11,702	3,372	(2,344)
Administrative expenses	(35,543)	(46,193)	(23,647)
Other income and expenses, net	(332,399)	(38,705)	(55,984)
Operating profit (loss)	(356,240)	(81,526)	(81,975)
Financial expenses	(65,285)	(46,265)	(48,371)
Financial income	52,271	40,740	21,913
(Loss) gain on present value of financial asset or financial liability	(84,245)	(72,411)	25,489
Share of profit or loss in associates and joint ventures	14,338	35,686	(137,238)
(Loss) profit before income tax	(439,161)	(123,776)	(220,182)
Income tax	10,397	26,808	(7,768)
(Loss) profit from continuing operations	(428,764)	(96,968)	(227,950)
Loss from discontinuing operations		(26,716)	(16,919)
(Loss) profit for the year	(428,764)	(123,684)	(244,869)
(Loss) profit from attributable to:
Owners of the Company	(428,905)	(123,637)	(244,829)
Non-controlling interest	141	(47)	(40)
Loss for the period	(428,764)	(123,684)	(244,869)
Eliminations [Member]
Operating Segments (Details) - Schedule of operating segment performance [Line Items]
Revenue	(350,981)	(328,988)	(385,062)
Gross profit (loss)	(41,282)	(46,674)	(46,136)
Administrative expenses	54,277	50,336	54,811
Other income and expenses, net	(55,203)	(868)	60
Operating profit (loss)	(42,208)	2,794	8,735
Financial expenses	41,543	29,928	28,328
Financial income	(46,387)	(43,714)	(30,293)
(Loss) gain on present value of financial asset or financial liability		12,402	(217)
Share of profit or loss in associates and joint ventures	(29,666)	(38,417)	135,583
(Loss) profit before income tax	(76,718)	(37,007)	142,136
Income tax	(29)	(66)	(37)
(Loss) profit from continuing operations	(76,747)	(37,073)	142,099
Loss from discontinuing operations		(58)	(5)
(Loss) profit for the year	(76,747)	(37,131)	142,094
(Loss) profit from attributable to:
Owners of the Company	(77,127)	(36,347)	135,742
Non-controlling interest	380	(784)	6,352
Loss for the period	S/ (76,747)	S/ (37,131)	S/ 142,094